Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Document And Entity Information
Entity Registrant Name	ULTRAPAR HOLDINGS INC
Entity Central Index Key	0001094972
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	28,935,260	28,944,097
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017